Investment in Equity Investee (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Summary of Financial Information of CONTADO

The following tables summarize the financial information of CONTADO:

	December 31,
(Dollar amounts in thousands)	2012	2011
Balance Sheet
Current assets	$28,278	$33,249
Noncurrent assets	24,945	26,888
Current liabilities	34,929	41,549
Noncurrent liabilities	3,720	20

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Statement of Income
Total revenues	$40,567	$36,556
Income from operations	9,515	7,210
Net income	4,637	8,261